Other Operating Income and Expenses - Schedule of Other Operating Income and Expenses (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income
Gains on sales of intangible assets and PP&E	kr 13	kr 64	kr 115
Gains on sales of investments and operations	1,199	347	1,119
Other operating income	314	750	1,116
Total other operating income	1,526	1,161	2,350
Other operating expenses
Losses on sales of intangible assets and PP&E	(3)
Losses on sales of investments and operations	(238)	(488)	(422)
Impairment of goodwill	(112)	0	0
Other operating expenses	(811)	(11)	(11,638)
Total other operating expenses	kr (1,164)	kr (499)	kr (12,060)